Note 14 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2014	2015
Technology infrastructure	$9,842,789	$10,638,276
Computer equipment	1,995,876	2,163,506
Furniture, fixtures and equipment	4,052,425	3,800,591
Motor vehicle	929,340	875,729
Leasehold improvements	4,610,488	4,931,813
	21,430,918	22,409,915
Less: accumulated depreciation	(16,567,969)	(16,620,381)
Property and Equipment, Net	$4,862,949	$5,789,534